Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
VanEck Emerging Markets High Yield Bond ETF | VanEck Emerging Markets High Yield Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.43%	8.13%	(12.68%)	(0.92%)	6.75%	12.29%	(3.54%)	7.99%	15.28%	2.88%
VanEck Fallen Angel High Yield Bond ETF | VanEck Fallen Angel High Yield Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.77%	12.95%	(14.24%)	7.65%	13.33%	16.62%	(4.74%)	9.67%	25.32%	(3.20%)
VanEck Green Bond ETF | VanEck Green Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	3.63%	6.93%	(11.85%)	(1.82%)	7.62%	5.43%	(4.07%)
VanEck Investment Grade Floating Rate ETF | VanEck Investment Grade Floating Rate ETF Class
Prospectus [Line Items]
Annual Return [Percent]	7.21%	7.43%	0.68%	0.66%	1.66%	5.43%	0.52%	2.82%	2.04%	0.05%
VanEck Moody's Analytics BBB Corporate Bond ETF | VanEck Moody's Analytics BBB Corporate Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	3.92%	9.80%	(15.02%)	0.58%
VanEck Moody's Analytics IG Corporate Bond ETF | VanEck Moody's Analytics IG Corporate Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	3.38%	9.01%	(14.47%)	0.21%
VanEck CEF Muni Income ETF | VanEck CEF Muni Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.85%	2.67%	(23.76%)	8.34%	7.32%	20.33%	(5.91%)	8.32%	1.53%	7.72%
VanEck High-Yield Muni ETF | VanEck High Yield Muni ETF Class
Prospectus [Line Items]
Annual Return [Percent]	4.50%	5.50%	(15.25%)	5.33%	(0.05%)	9.17%	2.10%	10.56%	0.33%	4.88%
VanEck Intermediate Muni ETF | VanEck Intermediate Muni ETF Class
Prospectus [Line Items]
Annual Return [Percent]	0.56%	5.64%	(9.66%)	0.91%	5.66%	8.22%	0.64%	6.21%	(0.58%)	3.67%
VanEck Long Muni ETF | VanEck Long Muni ETF Class
Prospectus [Line Items]
Annual Return [Percent]	1.56%	7.80%	(17.52%)	2.61%	6.37%	10.08%	(0.73%)	8.57%	0.14%	4.21%
VanEck Short High Yield Muni ETF | VanEck Short High Yield Muni ETF Class
Prospectus [Line Items]
Annual Return [Percent]	4.01%	3.67%	(9.06%)	3.92%	1.80%	7.30%	2.43%	5.50%	(1.86%)	1.48%
VanEck Short Muni ETF | VanEck Short Muni ETF Class
Prospectus [Line Items]
Annual Return [Percent]	2.12%	3.46%	(4.31%)	0.25%	3.22%	4.09%	1.42%	1.67%	(0.45%)	1.13%